CLOSURE AND RECLAMATION PROVISIONS (Schedule of Estimates Used in Closure and Rehabilitation Provisions) (Details) - Provision for decommissioning, restoration and rehabilitation costs $ in Thousands	Dec. 31, 2025 USD ($)
CLOSURE AND RECLAMATION PROVISIONS
Undiscounted uninflated estimated cash flows	$ 57,486
Caylloma
CLOSURE AND RECLAMATION PROVISIONS
Undiscounted uninflated estimated cash flows	$ 19,951
Discount rate	5.53%
Inflation rate	3.00%
Lindero
CLOSURE AND RECLAMATION PROVISIONS
Undiscounted uninflated estimated cash flows	$ 18,084
Discount rate	4.79%
Inflation rate	2.79%
Seguela
CLOSURE AND RECLAMATION PROVISIONS
Undiscounted uninflated estimated cash flows	$ 19,451
Discount rate	3.94%
Inflation rate	2.39%